Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Operating tax losses	$ 6,288	$ 2,665
Tax credit carryforwards	537
Accrued expenses	134	66
Share-based compensation	166	131
Deferred tax assets	7,125	2,862
Valuation allowance	(7,122)	(2,860)
Deferred tax liabilities:
Depreciation	(3)	(2)
Deferred tax liabilities	(3)	(2)
Total	$ 0	$ 0